NEW STANDARDS NOT YET ADOPTED (Narrative) (Details)	12 Months Ended
Dec. 31, 2018 CAD ($)
Statements [Line Items]
Lease recognised for right of use assets	$ 602,000
Lease obligations	$ 638,000